Dechert LLP Three Bryant Park 1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax
Vince Nguyen vince.nguyen@dechert.com +1 212 698 3566 Direct +1 212 698 0617 Fax

November 3, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	USCF ETF Trust File Nos. 333-196273; 811-22930

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of USCF ETF Trust (the “Trust”) that the form of prospectuses and statement of additional information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not differ from those contained in Post-Effective Amendment No. 220 to the Trust’s above-referenced registration statement on Form N-1A, which was filed electronically on October 28, 2025 and became effective on October 30, 2025.

Please do not hesitate to contact the undersigned if you have any questions regarding this filing.

Sincerely,

/s/ Vince Nguyen

Vince Nguyen